Related party transactions (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Related party transactions
Salaries, fees and short-term benefits	$ 180	$ 185
Share-based payments	21	33
Total	$ 201	$ 218